Cash Accumulation Trust
100 Mulberry Street
Gateway Center Three, 4th Floor
Newark, New Jersey 07102

December 2, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

RE:           Cash Accumulation Trust (the Fund)
Registration Nos. 2-91889 and 811-4060

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 1, 2009.

If you have any questions concerning this filing, please contact Jonathan Shain  at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary